CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 67,454	$ 26,471	$ 146,281	$ 87,193	$ 115,678	$ 142,910
Cost of revenue (excluding depreciation and amortization)	52,402	24,508	135,352	99,821	136,995	124,866
Operations and support	36,592	29,227	96,904	86,931	115,072	105,401
General and administrative	21,694	17,972	78,458	54,396	77,033	60,894
Research and development	5,443	3,853	12,828	13,331	17,552	15,737
Sales and marketing	6,724	3,108	14,123	10,405	12,848	7,115
Total costs and expenses	122,855	78,668	337,665	264,884	359,500	314,013
Loss from operations	(55,401)	(52,197)	(191,384)	(177,691)	(243,822)	(171,103)
Interest expense, net and other (income) expense, net:
Interest expense, net	13,279	1,658	29,628	4,834	6,402	1,133
Other (income) expense, net	(4,229)	1,648	(4,164)	(4,483)	(231)	6,013
Total interest expense, net and other (income) expense, net	9,050	3,306	25,464	351	6,171	7,146
Loss before income taxes	(64,451)	(55,503)	(216,848)	(178,042)	(249,993)	(178,249)
Provision for income taxes	133	11	226	14	323	0
Net loss	$ (64,584)	$ (55,514)	$ (217,074)	$ (178,056)	$ (250,316)	$ (178,249)
Net loss per share, basic (in dollars per share)	$ (7.77)	$ (8.74)	$ (27.79)	$ (29.03)	$ (39.98)	$ (18.04)
Net loss per share, diluted (in dollars per share)	$ (7.77)	$ (8.74)	$ (27.79)	$ (29.03)	$ (39.98)	$ (18.04)
Weighted average shares outstanding of common stock, basic (in shares)	8,310,373	6,354,980	7,811,727	6,133,791	6,261,247	9,878,239
Weighted average shares outstanding of common stock, diluted (in shares)	8,310,373	6,354,980	7,811,727	6,133,791	6,261,247	9,878,239
Other comprehensive loss:
Net loss	$ (64,584)	$ (55,514)	$ (217,074)	$ (178,056)	$ (250,316)	$ (178,249)
Change in foreign currency translation adjustment	(1,120)	1,777	1,714	(5,099)	(740)	6,284
Comprehensive loss	$ (65,704)	$ (53,737)	$ (215,360)	$ (183,155)	$ (251,056)	$ (171,965)